Goodwill and intangible assets (Details 3) - Operating segments [member]	Dec. 31, 2017
Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Terminal Growth Rate	1.50%
Discount Rate (post-tax)	7.00%
Sandoz
Disclosure of detailed information about intangible assets [line items]
Terminal Growth Rate	2.00%
Discount Rate (post-tax)	7.00%
Alcon
Disclosure of detailed information about intangible assets [line items]
Terminal Growth Rate	3.00%
Discount Rate (post-tax)	7.00%
Corporate
Disclosure of detailed information about intangible assets [line items]
Terminal Growth Rate	2.60%
Discount Rate (post-tax)	7.00%